Inventories - Components of Inventories (Detail) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Raw materials	$ 62,100,000	$ 58,000,000
Work in process	28,500,000	30,000,000
Finished products	91,700,000	87,300,000
Inventory, Net, Total	$ 182,343,000	$ 175,291,000